Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 16: COMMITMENTS AND CONTINGENCIES

Uncertain Tax Position

The Company follows the FASB Accounting Standards Codification, which provides guidance on accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of June 30, 2020 and December 31, 2019, the Company had no uncertain tax positions that qualify for either recognition or disclosure in the Company’s financial statements. The Company’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the financial statements. No interest and penalties were recorded during the years ended September 30, 2021 and December 31, 2020. Generally, the tax years before 2017 are no longer subject to examination by federal, state or local taxing authorities.

Litigation

The Company is involved, from time to time, in disputes and claims incidental to the conduct of its business. The company reviews any such legal proceedings and claims on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. Based upon present information, the company determined that there were no matters that required an accrual as of September 30, 2021 nor were there any asserted or unasserted material claims for which material losses are reasonably possible.

On December 8, 2016, Rauch Organics LLC (“Rauch”) filed a lawsuit in the Eighth Judicial District Court in and for Clark County, Nevada against the company, certain of its subsidiaries and affiliates, and certain related members alleging, among other things, that the company and its affiliates breached the various agreements under which Rauch has not received monies due and owing pursuant to those agreements. Furth more, Rauch alleged that members of the company induced Rauch to enter into various agreements through false or fraudulent misrepresentations. Rauch Plaintiffs, were seeking, among other things, issuance of up to 5% equity interest in the company based upon its loan of $600,000 to the company pursuant to an Agreement for Transfer of Membership Interests dated December 23, 2015. The company denied the allegations of Plaintiff and Qualcan has filed a Counterclaim against Plaintiff and certain companies affiliated with Plaintiff. Qualcan alleged that Plaintiff breached the various agreements, violated its fiduciary duties owed to Qualcan and converted Qualcan’s property by wrongfully destroying certain cannabis corps at or near the time the agreements were terminated. On April 26, 2021, the company and Rauch Organics LLC agreed to a settlement, which, among other terms, provides for a payment of $1,250,000 by company to Rauch. Out of the settlement amount, $1,000,000 was paid on June 29, 2021 and remaining settlement amount of $250,000 was paid on July 9, 2021 and no balance is due.

NOTE 17: COMMITMENTS AND CONTINGENCIES

In October 2017, the Company entered into a consultation agreement with Western Desert Holdings, LLC, and a former stockholder. Under the terms of this agreement, the Company incurred consulting expenses of $360,000 and $270,000 for the years ended December 31, 2020 and 2019, respectively, which is included on the accompanying statements of income under the caption “Professional fees”. Future consulting expenses to be incurred by the Company in accordance with this agreement are estimated to be $60,000 for the year ended December 31, 2021.

Uncertain Tax Position

The Company follows the FASB Accounting Standards Codification, which provides guidance on accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2020 and 2019, the Company had no uncertain tax positions that qualify for either recognition or disclosure in the Company’s financial statements. The Company’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the financial statements. No interest and penalties were recorded during the years ended December 31, 2020 and 2019. Generally, the tax years before 2017 are no longer subject to examination by federal, state or local taxing authorities.

Litigation

The Company is involved, from time to time, in disputes and claims incidental to the conduct of its business. The company reviews any such legal proceedings and claims on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. Based upon present information, the company determined that there was no matters that required an accrual as of December 31, 2020 nor were there any asserted or unasserted material claims for which material losses are reasonably possible.

On December 8, 2016, Rauch Organics LLC (“Rauch”) filed a lawsuit in the Eighth Judicial District Court in and for Clark County, Nevada against the company, certain of its subsidiaries and affiliates, and certain related members alleging, among other things, that the company and its affiliates breached the various agreements under which Rauch has not received monies due and owing pursuant to those agreements. Furth more, Rauch alleged that members of the company induced Rauch to enter into various agreements through false or fraudulent misrepresentations. Rauch Plaintiffs, were seeking, among other things, issuance of up to 5% equity interest in the company based upon its loan of $600,000 to the company pursuant to an Agreement for Transfer of Membership Interests dated December 23, 2015. The company denied the allegations of Plaintiff and Qualcan has filed a Counterclaim against Plaintiff and certain companies affiliated with Plaintiff. Qualcan alleged that Plaintiff breached the various agreements, violated its fiduciary duties owed to Qualcan and converted Qualcan’s property by wrongfully destroying certain cannabis corps at or near the time the agreements were terminated. On April 26, 2021, the parties executed a settlement agreement, which, among other terms, provides for a payment of $1,250,000 by us. The settlement is subject to final court approval. The settlement amount is reflected in other current liabilities on our consolidated balance sheets as of December 31, 2020.